Schedule II-Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts
Movement in valuation and qualifying accounts
Balance at Beginning of Year	$ 630	$ 744	$ 693
Charged to Costs and Expenses	185	1,491	1,541
Deductions	(444)	(1,605)	(1,490)
Balance at End of Year	371	630	744
Allowance for Obsolescence of Flight Equipment Expendable Parts and Supplies
Movement in valuation and qualifying accounts
Balance at Beginning of Year	8,824	6,979	5,333
Charged to Costs and Expenses	2,388	2,056	1,762
Deductions	(249)	(211)	(116)
Balance at End of Year	10,963	8,824	6,979
Valuation Allowance on Deferred Tax Assets
Movement in valuation and qualifying accounts
Balance at Beginning of Year			65,641
Charged to Costs and Expenses			$ (65,641)